Employee benefits, Assets Plan (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Plan assets [Abstract]
Balance at beginning of period	$ 84,652	$ 102,375
Plan contributions	5,647	8,171
Interests on assets plan	(44)	(101)
Balance at end of period	77,390	84,652
Assets Plan [Member]
Plan assets [Abstract]
Balance at beginning of period	485	1,125
Expected return on assets	(39)	(741)
Plan contributions	5,647	8,171
Benefits paid	(5,647)	(8,171)
Interests on assets plan	44	101
Balance at end of period	$ 490	$ 485